PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 99.9%
Affiliated Investment Companies : 99.9%
3,846,224  Voya Intermediate
Bond Fund - Class R6
$ 33,692,921
17.3
739,331  Voya Large Cap Value
Fund - Class R6
9,729,590
5.0
106,491  Voya Large-Cap
Growth Fund - Class
R6
5,895,343
3.0
176,916  Voya MI Dynamic
Small Cap Fund
- Class R6
2,444,979
1.3
1,043,391
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
5,352,598
2.7
398,242  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
5,344,412
2.7
936,654  Voya Multi-Manager
International Equity
Fund - Class I
10,780,883
5.5
617,934  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,802,402
3.0
101,424  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
7,889,794
4.1
1,639,088  Voya Short Duration
Bond Fund - Class R6
15,309,082
7.9
32,603  Voya Small Cap
Growth Fund - Class
R6
1,466,796
0.8
2,767,974  Voya U.S. Stock Index
Portfolio - Class I
55,719,312
28.7
1,215,031  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
11,482,043
5.9
183,935  VY
®
Invesco Comstock
Portfolio - Class I
3,884,717
2.0
754,804  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
19,473,936
10.0
Total Mutual Funds
(Cost $189,977,998)
194,268,808
99.9
Total Investments in
Securities
(Cost $189,977,998) $ 194,268,808 99.9
Assets in Excess of
Other Liabilities 139,030 0.1
Net Assets $ 194,407,838 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Mutual Funds $ 194,268,808 $ — $ — $ 194,268,808
Total Investments, at fair value $ 194,268,808 $ — $ — $ 194,268,808
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 35,495,154 $ 1,447,513 $ (3,047,289) $ (202,457) $ 33,692,921 $ 415,948 $ (203,474) $ —
Voya International Index Portfolio
- Class I
2,123,555 6,642 (2,022,813) (107,384) — — 294,408 —
Voya Large Cap Value Fund -
Class R6
— 10,814,189 (266,584) (818,015) 9,729,590 — (18,171) —
Voya Large Cap Value Portfolio -
Class R6
10,231,698 1,100,507 (10,484,309) (847,896) — 11,140 236,373 1,069,606
Voya Large-Cap Growth Fund -
Class R6
6,211,150 600,681 (258,680) (657,808) 5,895,343 — (2,348) —
Voya MI Dynamic Small Cap Fund
- Class R6
2,620,563 106,680 (181,515) (100,749) 2,444,979 — 8,009 —
Voya MidCap Opportunities
Portfolio - Class R6
5,043,986 965,098 (162,125) (494,361) 5,352,598 — 40,994 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
4,727,687 1,512,610 (629,739) (266,146) 5,344,412 — 358,744 —
Voya Multi-Manager International
Equity Fund - Class I
11,555,591 512,427 (1,048,761) (238,374) 10,780,883 — 263,709 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
5,357,992 460,548 (214,792) 198,654 5,802,402 — 15,822 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
8,419,002 715,888 (376,010) (869,086) 7,889,794 — 25,428 —
Voya Short Duration Bond Fund -
Class R6
18,035,124 950,325 (3,496,168) (180,199) 15,309,082 194,734 40,484 —
Voya Small Cap Growth Fund -
Class R6
1,700,962 90,518 (212,481) (112,203) 1,466,796 — 80,538 —
Voya U.S. Stock Index Portfolio -
Class I
55,622,048 6,011,348 (2,380,772) (3,533,312) 55,719,312 — 941,357 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
12,141,629 417,527 (1,211,303) 134,190 11,482,043 — (96,081) —
VY
®
Invesco Comstock Portfolio -
Class I
4,172,201 46,561 (347,713) 13,668 3,884,717 — (5,099) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
20,113,389 978,188 (836,829) (780,812) 19,473,936 — 21,705 —
$ 203,571,731 $ 26,737,250 $ (27,177,883) $ (8,862,290) $ 194,268,808 $ 621,822 $ 2,002,398 $ 1,069,606
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,775,165
Gross Unrealized Depreciation (3,484,355)
Net Unrealized Appreciation $ 4,290,810